Consolidated Statements of Stockholder's Equity (Deficit) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Aug. 31, 2020	$ 13,508	$ 15,372,311	$ 2,784,387	$ (2,774,411)	$ (13,631,271)	$ 1,764,524
Beginning balance, shares at Aug. 31, 2020	135,080,441
Issuance of common stock for services.	$ 16	32,984				33,000
Issuance of common stock for services., Shares	157,143
Other comprehensive loss				113,087		113,087
Net loss					(654,767)	(654,767)
Ending balance, value at Nov. 30, 2020	$ 13,524	15,405,295	2,784,387	(2,661,324)	(14,286,038)	1,255,844
Ending balance, shares at Nov. 30, 2020	135,237,584
Beginning balance, value at Aug. 31, 2021	$ 14,475	17,063,363	3,459,510	(1,905,715)	(16,825,718)	1,805,914
Beginning balance, shares at Aug. 31, 2021	144,747,584
Share based payment		425,737				425,737
Other comprehensive loss				(281,211)		(281,211)
Net loss					(1,323,020)	(1,323,020)
Ending balance, value at Nov. 30, 2021	$ 14,475	$ 17,489,100	$ 3,459,510	$ (2,186,296)	$ (18,148,738)	$ 627,421
Ending balance, shares at Nov. 30, 2021	144,747,584